CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member] [1]	Capital fund related to non-controlling interest [Member]	Treasury shares [Member]	Total
Balance at Dec. 31, 2017		$ 371		$ 151,880		$ 356,391	$ 683		$ (39,430)	$ 469,895
Balance, shares at Dec. 31, 2017		34,338,960
Other comprehensive loss							(3,860)			(3,860)
Net income attributable to controlling interest						24,405				24,405
Equity-based compensation expense related to employees	[2]			1,713						1,713
Adjustment to redemption value of the non-controlling interest						203				203
Capital fund related to non-controlling interest								(5,587)		(5,587)
Dividend paid						(20,268)				(20,268)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		24,251
Balance at Dec. 31, 2018		$ 371		153,593		360,731	(3,177)	(5,587)	(39,430)	466,501
Balance, shares at Dec. 31, 2018		34,363,211
Other comprehensive loss							(111)			(111)
Net income attributable to controlling interest						12,862				12,862
Equity-based compensation expense related to employees	[2]			3,632						3,632
Dividend paid						(5,160)				(5,160)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		34,565
Balance at Dec. 31, 2019		$ 371		157,225		368,433	(3,288)	(5,587)	(39,430)	$ 477,724
Balance, shares at Dec. 31, 2019		34,397,776								34,397,776
Other comprehensive loss							4,371			$ 4,371
Net income attributable to controlling interest						7,218				7,218
Equity-based compensation expense related to employees	[2]			2,858						2,858
Dividend paid						(4,821)				(4,821)
Cashless exercise of options and RSUs			[3]		[3]
Cashless exercise of options and RSUs, shares		39,520
Balance at Dec. 31, 2020		$ 371		$ 160,083		$ 370,830	$ 1,083	$ (5,587)	$ (39,430)	$ 487,350
Balance, shares at Dec. 31, 2020		34,437,296								34,437,296

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.
[2]	See also Note 13.
[3]	Less than $1.